Document and Entity Information	Jul. 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 01, 2022
Entity File Number	001-40785
Entity Registrant Name	Assure Holdings Corp.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-2726719
Entity Address, Address Line One	7887 East Belleview Avenue, Suite 500
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	287-3093
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	IONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001798270
Amendment Flag	false